Share-based payments (Details 12 - Textuals 5)	9 Months Ended	12 Months Ended
	Dec. 31, 2020 shares	Dec. 31, 2021 EUR (€) shares € / shares	Dec. 31, 2020 shares € / shares
Performance Share Plan (“PSP”) and Restricted Share Plan (“RSP”)
Share-based payments
Cost of options granted | €
Vesting period		3 years
Period of continued employment under service conditions		3 years
Number of share options granted during the period		0
Number of share options exercised during the period		31.331	6,455
Weighted-average share price at the date of exercise | € / shares		€ 72.76	€ 98.82
Weighted average remaining assumed life of share options outstanding		8 years	8 years
Restricted Share Plan (“RSP”)
Share-based payments
Number of share options granted during the period	0	0
Number of share options exercised during the period	6,346	862
Performance Share Plan (“PSP”)
Share-based payments
Number of share options granted during the period	0	0
Target Percentage Of Vesting Under Performance Conditions		100.00%
Number of share options exercised during the period	109	30,469